Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI Canada ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.8%
Bombardier Inc., Class B(a)	4,032,285	$6,054,840
CAE Inc.	516,052	13,158,009

		19,212,849

Auto Components — 1.1%
Magna International Inc.	636,974	27,276,000

Banks — 27.1%
Bank of Montreal	1,218,885	88,465,860
Bank of Nova Scotia (The)	2,227,935	112,987,073
Canadian Imperial Bank of Commerce	830,146	62,934,879
National Bank of Canada	648,656	29,129,304
Royal Bank of Canada	2,717,230	204,169,113
Toronto-Dominion Bank (The)	3,458,373	189,047,832

		686,734,061

Capital Markets — 3.4%
Brookfield Asset Management Inc., Class A	1,587,312	72,796,319
CI Financial Corp.	523,999	7,864,443
IGM Financial Inc.	165,903	4,501,311

		85,162,073

Chemicals — 2.5%
Methanex Corp.	128,498	5,347,509
Nutrien Ltd.	1,189,407	57,996,678

		63,344,187

Construction & Engineering — 0.6%
SNC-Lavalin Group Inc.	334,673	5,963,660
WSP Global Inc.	198,177	10,450,506

		16,414,166

Containers & Packaging — 0.5%
CCL Industries Inc., Class B, NVS	284,050	12,936,577

Diversified Financial Services — 0.4%
Onex Corp.	165,805	9,454,773

Diversified Telecommunication Services — 1.1%
BCE Inc.	292,380	13,162,399
TELUS Corp.	373,745	13,800,836

		26,963,235

Electric Utilities — 1.8%
Emera Inc.	111,514	4,292,617
Fortis Inc./Canada	799,269	30,181,731
Hydro One Ltd.(b)	627,878	10,635,702

		45,110,050

Equity Real Estate Investment Trusts (REITs) — 0.5%
H&R Real Estate Investment Trust	277,462	4,679,439
RioCan REIT	306,991	5,922,276
SmartCentres Real Estate Investment Trust	131,386	3,174,101

		13,775,816

Food & Staples Retailing — 4.1%
Alimentation Couche-Tard Inc., Class B	817,787	50,177,847
Empire Co. Ltd., Class A, NVS	333,722	7,691,972
George Weston Ltd.	147,388	11,008,038
Loblaw Companies Ltd.	365,465	18,750,390
Metro Inc.	462,232	16,866,562

		104,494,809

Food Products — 0.6%
Saputo Inc.	442,262	14,714,805

Security	Shares	Value

Gas Utilities — 0.3%
AltaGas Ltd.	511,782	$7,385,803

Hotels, Restaurants & Leisure — 1.3%
Restaurant Brands International Inc.	439,134	28,896,635
Stars Group Inc. (The)(a)(c)	199,558	3,305,055

		32,201,690

Insurance — 7.8%
Fairfax Financial Holdings Ltd.	53,053	24,330,838
Great-West Lifeco Inc.	531,476	12,029,858
IA Financial Corp Inc.(a)	206,691	7,754,544
Intact Financial Corp.	264,084	22,700,793
Manulife Financial Corp.	3,747,732	62,873,409
Power Corp. of Canada	572,505	12,064,995
Power Financial Corp.	508,085	11,214,777
Sun Life Financial Inc.	1,155,908	44,854,600

		197,823,814

IT Services — 3.2%
CGI Inc.(a)	482,742	35,179,926
Shopify Inc., Class A(a)(c)	166,111	45,688,819

		80,868,745

Media — 0.8%
Quebecor Inc., Class B	141,636	3,342,103
Shaw Communications Inc., Class B, NVS	860,167	17,465,481

		20,807,584

Metals & Mining — 6.2%
Agnico Eagle Mines Ltd.	442,078	19,276,942
Barrick Gold Corp.	3,308,490	41,138,928
First Quantum Minerals Ltd.	1,315,755	9,576,913
Franco-Nevada Corp.	352,816	27,235,652
Kinross Gold Corp.(a)	2,409,717	7,878,504
Kirkland Lake Gold Ltd.	202,728	7,010,529
Lundin Mining Corp.	1,269,871	5,673,512
Teck Resources Ltd., Class B	973,567	19,782,444
Wheaton Precious Metals Corp.	840,715	18,587,892

		156,161,316

Multi-Utilities — 0.5%
Atco Ltd./Canada, Class I, NVS	147,266	5,064,277
Canadian Utilities Ltd., Class A, NVS	247,549	6,976,564

		12,040,841

Multiline Retail — 1.2%
Canadian Tire Corp. Ltd., Class A, NVS	119,682	11,969,085
Dollarama Inc.	592,792	18,719,055

		30,688,140

Oil, Gas & Consumable Fuels — 19.9%
Cameco Corp.	758,015	7,647,995
Canadian Natural Resources Ltd.	2,302,337	62,177,915
Cenovus Energy Inc.	1,995,364	16,353,749
Enbridge Inc.	3,620,158	133,248,807
Encana Corp.	2,895,542	15,271,259
Husky Energy Inc.	678,193	6,366,055
Imperial Oil Ltd.	553,365	14,788,873
Inter Pipeline Ltd.	726,847	11,075,559
Keyera Corp.	393,970	9,488,618
Pembina Pipeline Corp.	950,758	33,911,939
PrairieSky Royalty Ltd.	413,593	5,457,873
Suncor Energy Inc.	3,054,586	94,107,188
TC Energy Corp.	1,664,721	81,136,524
Tourmaline Oil Corp.	497,308	6,327,167
Vermilion Energy Inc.	279,520	5,859,603

		503,219,124

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Canada ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Paper & Forest Products — 0.2%
West Fraser Timber Co. Ltd.	117,010	$4,560,439

Pharmaceuticals — 1.2%
Aurora Cannabis Inc.(a)(c)	666,098	5,060,157
Bausch Health Companies Inc.(a)	597,501	12,401,715
Canopy Growth Corp.(a)(c)	258,333	10,410,520
Cronos Group Inc.(a)(c)	219,364	3,099,232

		30,971,624

Professional Services — 1.0%
Thomson Reuters Corp.	387,868	24,645,211

Real Estate Management & Development — 0.2%
First Capital Realty Inc.	329,063	5,060,448

Road & Rail — 6.9%
Canadian National Railway Co.	1,302,567	115,447,576
Canadian Pacific Railway Ltd.	272,706	59,761,728

		175,209,304

Software — 2.4%
BlackBerry Ltd.(a)	979,068	7,683,935
Constellation Software Inc./Canada	38,220	33,087,624
Open Text Corp.	505,034	20,075,839

		60,847,398

Textiles, Apparel & Luxury Goods — 0.6%
Gildan Activewear Inc.	417,402	15,057,841

Wireless Telecommunication Services — 1.4%
Rogers Communications Inc., Class B, NVS	686,250	36,096,781

Total Common Stocks — 99.6% (Cost: $3,002,226,241)		2,519,239,504

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.53%(d)(e)(f)	47,751,791	$47,770,892
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(d)(e)	1,138,795	1,138,795

		48,909,687

Total Short-Term Investments — 1.9% (Cost: $48,901,441)		48,909,687

Total Investments in Securities — 101.5% (Cost: $3,051,127,682)		2,568,149,191

Other Assets, Less Liabilities — (1.5)%		(38,239,878)

Net Assets — 100.0%		$2,529,909,313

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	13,326,671	34,425,120	47,751,791	$47,770,892	$722,501	(a)	$(3,312)	$6,842
BlackRock Cash Funds: Treasury, SL Agency Shares	840,722	298,073	1,138,795	1,138,795	27,998		—	—

				$48,909,687	$750,499		$(3,312)	$6,842

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P/TSX 60 Index	68	06/20/19	$ 9,668	$(188,098)

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Canada ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$2,519,239,504	$—	$—	$2,519,239,504
Money Market Funds	48,909,687	—	—	48,909,687

	$2,568,149,191	$—	$—	$2,568,149,191

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(188,098)	$—	$—	$(188,098)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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